Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	100,000,000
Common stock, shares issued	91,061,165	63,644,348	55,753,311
Common stock, shares outstanding	91,061,165	63,644,348	55,753,311
Series B Convertible Preferred Stock
Series B Convertible preferred stock, par value	$ 0.001	$ 0.001
Series B Convertible preferred stock, shares authorized	400,000	400,000	400,000
Series B Convertible preferred stock, shares issued	95,100	95,100	95,100
Series B Convertible preferred stock, shares outstanding	95,100	95,100	95,100